            7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

            SCOTTSDALE, AZ 85258

February 1, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:       Voya Funds Trust

              SEC File Nos. 333-59745; 811-08895

Ladies and Gentlemen:

On behalf of Voya Funds Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated January 16, 2018, to the Class A, Class C, Class I, Class R, and Class W Prospectus, the Class R6 Prospectus, and the Class T Prospectus, each dated July 31, 2017, for Voya Strategic Income Opportunities Fund.

The purpose of the filing is to submit the 497(e) filing dated January 16, 2018, in XBRL for Voya Strategic Income Opportunities Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Mutual Fund Legal Department
Voya Investment Management